Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting - Additional Information (Details) - USD ($)				12 Months Ended
	May 01, 2017	Nov. 24, 2015	Jul. 07, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Business Acquisition [Line Items]
Purchase consideration			$ 72,500,000
Goodwill				$ 747,106,000	$ 66,826,000	$ 66,826,000
Isle of Capri
Business Acquisition [Line Items]
Net revenues generated from the acquisition date				600,100,000
Net income (loss) generated from the acquisition date				102,500,000
Purchase consideration	$ 1,934,745,000
Goodwill				$ 715,196,000
Silver Legacy Joint Venture
Business Acquisition [Line Items]
Net revenues generated from the acquisition date					14,100,000
Net income (loss) generated from the acquisition date					(300,000)
Silver Legacy Joint Venture | Galleon
Business Acquisition [Line Items]
Ownership interest held by former members of subsidiary (as a percent)		50.00%
Silver Legacy Joint Venture | Resorts
Business Acquisition [Line Items]
Purchase consideration		$ 205,471,000
Silver Legacy and Circus Reno
Business Acquisition [Line Items]
Goodwill		0
Silver Legacy and Circus Reno | Resorts
Business Acquisition [Line Items]
Purchase consideration		223,582,000
Circus Reno
Business Acquisition [Line Items]
Net revenues generated from the acquisition date					8,400,000
Net income (loss) generated from the acquisition date					$ 1,400,000
Circus Reno | Resorts
Business Acquisition [Line Items]
Purchase consideration		$ 18,111,000